Other (expenses) income (Tables)	12 Months Ended
Dec. 31, 2021
Other (expenses) income
Schedule of other (expenses) income

	2021	2020	2019
Other income
Sale of scrap of biological assets, raw materials, by-products and other	$1,076,605	866,027	1,203,836
Bargain purchase gain of domestic business acquisition (note 4)	—	90,889	—
Total other income	1,076,605	956,916	1,203,836
Other expenses
Cost of disposal of biological assets, raw materials, by-products and other	(910,366)	(825,415)	(944,848)
Other	(489,018)	(494,028)	(263,722)
Total other expenses	(1,399,384)	(1,319,443)	(1,208,570)
Total other expenses, net	$(322,779)	(362,527)	(4,734)